Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Inventory [Line Items]
Books and other goods	$ 2,010	$ 884
Paper and other raw materials	900	287
Less: inventory provisions for slow-moving and obsolescence	(128)	(307)
Inventories, net	$ 2,782	$ 864